Document and Entity Information	Aug. 08, 2023
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Aug. 08, 2023
Entity File Number	000-51446
Entity Registrant Name	CONSOLIDATED COMMUNICATIONS HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	02-0636095
Entity Address, Address Line One	2116 South 17th Street
Entity Address, City or Town	Mattoon
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	61938-5973
City Area Code	217
Local Phone Number	235-3311
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock – $0.01 par value
Trading Symbol	CNSL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001304421
Amendment Flag	false